Nationwide Life Insurance Company of America:                         Nationwide Life and Annuity Company of America:
o        Nationwide Provident VA Separate Account 1                   o        Nationwide Provident VA Separate Account A
o        Nationwide Provident VLI Separate Account 1



                                    Prospectus supplement dated August 20, 2004
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This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
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The sub-adviser information relating to the Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class IV is amended as follows:

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class IV
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Sub-advisers:                                    American Century Investment Management, Inc;, The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                          Investment Management Company
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